Right-of-use assets and Lease liabilities - Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right-Of-Use Assets And Lease Liabilities
Current lease liabilities	$ 18,192	$ 12,149
Non-current lease liabilities	$ 56,966	$ 49,585